Student Loans (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Student Loan Portfolio by Program

The following table reflects the distribution of our student loan portfolio by program.

	December 31, 2012		Year Ended December 31, 2012
(Dollars in millions)	Ending Balance	% of Balance	Average Balance	Average Effective Interest Rate
FFELP Stafford and Other Student Loans, net(1)	$44,289	27%	$47,629	1.98%
FFELP Consolidation Loans, net	81,323	50	84,495	2.73
Private Education Loans, net	36,934	23	37,691	6.58

Total student loans, net	$162,546	100%	$169,815	3.38%

	December 31, 2011		Year Ended December 31, 2011
(Dollars in millions)	Ending Balance	% of Balance	Average Balance	Average Effective Interest Rate
FFELP Stafford and Other Student Loans, net(1)	$50,440	29%	$53,163	1.92%
FFELP Consolidation Loans, net	87,690	50	89,946	2.71
Private Education Loans, net	36,290	21	36,955	6.57

Total student loans, net	$174,420	100%	$180,064	3.27%

(1)	The FFELP category is primarily Stafford Loans, but also includes federally guaranteed PLUS and HEAL Loans.